Stock Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of equity incentive plan
	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
2022 Omnibus Incentive Plan	12,358,689	1,238,667	11,120,022
2022 Employee Stock Purchase Plan	75,000,000	—	75,000,000
Amended 2019 Equity Incentive Plan	23,380,173	19,977,366	3,402,807

Schedule of stock-based compensation expense
	(in thousands)
	For the year ended December 31,
	2022	2021
Stock options	$469	$1,635
Restricted stock awards	9,698	2
Total stock – based compensation expense	$10,167	$1,637

Schedule of Vested and Nonvested Stock
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	19,912,281	$0.38	4.86
Granted	—	—	—
Exercised	(1,048,627)	0.38	—
Expired or forfeited	—	—	—
Outstanding December 31, 2022	18,863,654	$0.38	4.13
Vested and Nonvested Stock Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	6,575,284	$10.41	5.79
Granted	—	—	—
Exercised	(651,951)	0.53	—
Expired or forfeited	—	—	—
Outstanding December 31, 2022	5,923,333	$11.50	4.55
Nonvested Stock Warrants	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—
Nonvested on December 31, 2022	—	$—

Schedule of Nonvested Stock Options
Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	6,867,852	$0.38
Granted	—	—
Vested	(6,197,824)	0.38
Forfeited	—	—
Nonvested on September 30, 2022	670,008	$0.38
Nonvested RSAs	Number	Weighted Average Price
Nonvested December 31, 2021	167,277	$5.78
Granted	1,774,698	6.30
Vested	(289,013)	5.99
Forfeited	—	—
Nonvested December 31, 2022	1,649,962	$6.27

Schedule of Nonvested RSUs
Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2021	—	$—
Granted	1,124,674	2.68
Vested	(422,257)	2.50
Forfeited	—	—
Nonvested December 31, 2022	702,417	$2.79